Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	[1]	$ 502
Ending balance		414	$ 502	[1]
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		1,494	2,002
Capital expenditures		24	78
Leases		52	72
Removed from service		(151)	(580)
Disposals of businesses			(19)
Translation and other, net		(49)	(59)
Ending balance		1,370	1,494
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		(992)	(1,457)
Depreciation		(140)	(177)
Removed from service		151	580
Disposals of businesses			15
Translation and other, net		25	47
Ending balance		(956)	(992)
Land, buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		356
Ending balance		312	356
Land, buildings and building improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		923	914
Capital expenditures		11	35
Leases		39	62
Removed from service		(100)	(58)
Disposals of businesses			(16)
Translation and other, net		(35)	(14)
Ending balance		838	923
Land, buildings and building improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		(567)	(545)
Depreciation		(73)	(98)
Removed from service		100	58
Disposals of businesses			13
Translation and other, net		14	5
Ending balance		(526)	(567)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		84
Ending balance		48	84
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		300	792
Capital expenditures		7	29
Leases		11	10
Removed from service		(41)	(488)
Disposals of businesses			(1)
Translation and other, net		(10)	(42)
Ending balance		267	300
Computer equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		(216)	(684)
Depreciation		(50)	(61)
Removed from service		41	488
Translation and other, net		6	41
Ending balance		(219)	(216)
Furniture, fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		62
Ending balance		54	62
Furniture, fixtures and other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		271	296
Capital expenditures		6	14
Leases		2
Removed from service		(10)	(34)
Disposals of businesses			(2)
Translation and other, net		(4)	(3)
Ending balance		265	271
Furniture, fixtures and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		(209)	(228)
Depreciation		(17)	(18)
Removed from service		10	34
Disposals of businesses			2
Translation and other, net		5	1
Ending balance		$ (211)	$ (209)

[1]	Amounts have been reclassified to reflect the current presentation.